Fair Value Measurements (Details 2)	3 Months Ended
Sep. 30, 2019 USD ($)
Balance at September 30, 2019	$ 10,643,392
Fair Value, Inputs, Level 3 [Member]
Balance at September 30, 2019	10,643,392
Derivative liability - Warrants [Member]
Balance at September 30, 2019	8,109,724
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance at July 1, 2019
Additions to level 3 liabilities	8,367,012
Change in in fair value of level 3 liability	(257,288)
Transfer in and/or out of Level 3
Balance at September 30, 2019	8,109,724
Derivative Liability - Conversion Option on Convertible Debenture [Member]
Balance at September 30, 2019	2,533,668
Derivative Liability - Conversion Option on Convertible Debenture [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance at July 1, 2019
Additions to level 3 liabilities	2,638,966
Change in in fair value of level 3 liability	(105,298)
Transfer in and/or out of Level 3
Balance at September 30, 2019	$ 2,533,668